Rothschild U.S. Large-Cap Value Fund
Rothschild U.S. Large-Cap Value Fund
Investment Objective
The Rothschild U.S. Large-Cap Value Fund’s (the “U.S. Large-Cap Value Fund” or the “Fund”) objective is to seek long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Rothschild U.S. Large-Cap Value Fund	Institutional Class	Investor Class
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Rothschild U.S. Large-Cap Value Fund		Institutional Class	Investor Class
Management Fees		0.55%	0.55%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses (includes 0.10% shareholder servicing fee for Investor Class shares)	[1]	6.05%	6.15%
Total Annual Fund Operating Expenses		6.60%	6.95%
Less: Expense Waiver/Reimbursement	[2]	(5.95%)	(5.95%)
Net Annual Fund Operating Expenses		0.65%	1.00%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Rothschild Asset Management Inc. (the "Adviser") has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund's Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement to 0.65% and 1.00% of the average daily net assets of the Institutional Class shares and Investor Class shares, respectively (the "Expense Caps"), indefinitely, but at least through December 31, 2018. The Expense Caps may be changed or eliminated at any time by the Fund's Board of Trustees (the "Board") upon 60 days' notice to the Adviser, or by the Adviser with the consent of the Board. To the extent that the Adviser waives its fees and/or absorbs expenses to satisfy the Expense Caps, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the Expense Caps.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps in each year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Rothschild U.S. Large-Cap Value Fund (USD $)	1 Year:	3 Years:
Institutional Class	66	208
Investor Class	102	318

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. As the Fund is new, it does not have portfolio turnover as of the date of this Prospectus.

Principal Investment Strategies
In normal market conditions, the U.S. Large-Cap Value Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of large capitalization U.S. companies. The Fund defines a large-cap company as one whose market capitalization falls within the range of the Russell 1000® Value Index at the time of purchase, and invests primarily in equity securities of large-cap value companies as defined the Russell 1000® Value Index. As of June 30, 2014, the market capitalization range of the Russell 1000® Value Index was $1.6 billion to $432.4 billion. The market capitalization of the companies in the Fund’s portfolio and the Russell 1000® Value Index changes over time; the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization changes. The Fund is actively managed and securities may be traded frequently which may lead to high portfolio turnover.

Principal Investment Risks
There is the risk that you could lose all or a portion of your investment in the Fund. The following risks could affect the value of your investment in the Fund:

•	General Market Risk: The risk that security market values may fluctuate, sometimes rapidly and unpredictably.

•	Management Risk: The risk that the Adviser may fail to implement the Fund’s investment strategies and meet its investment objective.

•
Large Company Risk:  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•	Value Style Investing Risk: The Fund’s value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.

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Portfolio Turnover Risk:  High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for Fund shareholders.

•
New Fund Risk:  The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund’s website at www.rothschild.com/raminc/usfunds or by calling the Fund toll-free at (844) RAM-FUND (1-844-726-3863).